Interim Consolidated Statement of Profit or Loss and Comprehensive Income	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 6,428,419	$ 8,266,304	$ 5,034,080	$ 8,900,027	$ 11,319,944	$ 10,050,923
Other income	2,700,712	3,472,845	357,647	1,377,851	1,752,489	461,029
Consumables, medical supplies and other related expenses	(1,579,505)	(2,031,086)	(1,049,281)	(2,006,809)	(2,552,460)	(2,248,136)
Employee benefit expenses	(4,345,202)	(5,587,495)	(2,847,542)	(5,030,217)	(6,397,933)	(3,638,942)
Depreciation expense	(1,599,879)	(2,057,284)	(351,469)	(928,633)	(1,181,128)	(528,727)
Rent expense	(3,461)	(4,450)	(120,000)	(110,917)	(141,075)	(3,180)
Other operating expense	(1,171,715)	(1,506,708)	(1,242,459)	(2,594,707)	(3,300,208)	(1,512,168)
Impairment loss on goodwill				(8,136,844)	(10,349,252)
Finance cost	(167,808)	(215,784)	(97,619)	(160,349)	(203,948)	(176,238)
Profit/(Loss) before tax	261,561	336,342	(316,643)	(8,690,598)	(11,053,571)	2,404,561
Income tax expense	(136,779)	(175,884)	(388)	328,165	417,393	(331,761)
Profit/(Loss) after tax	124,782	160,458	(317,031)	(8,362,433)	(10,636,178)	2,072,800
Foreign currency translation differences	248,434	425,335	(12,111)
Total comprehensive income/(loss) for the period	373,216	585,793	(329,142)	(8,362,433)	(10,636,178)	2,072,800
Profit/(loss) attributable to:
Owners of the Parent	209,476	269,328	(317,031)	(8,362,039)	(10,635,677)	2,072,800
Non-controlling interest	(84,694)	(108,870)		(394)	(501)
Profit/(loss) for the year	124,782	160,458	(317,031)	$ (8,362,433)	$ (10,636,178)	$ 2,072,800
Total comprehensive income/(loss) attributable to:
Owners of the Parent	209,476	269,328	(317,031)
Translation difference	248,434	425,335	(12,111)
Comprehensive income/(loss) to parent	457,910	694,663	(329,142)
Non-controlling interest	(84,694)	(108,870)
Total comprehensive income/(loss) for the year	$ 373,216	$ 585,793	$ (329,142)
Earnings/(Loss) per ordinary share - basic | (per share)	$ 0.01	$ 0.01	$ (0.02)	$ (0.45)	$ (0.57)	$ 0.13
Earnings/(Loss) per ordinary share - diluted | (per share)	$ 0.01	$ 0.01	$ (0.02)	$ (0.45)	$ (0.57)	$ 0.13
Weighted average number of shares - basic	18,785,750	18,785,750	16,250,000	18,785,750	18,785,750	16,250,000
Weighted average number of shares - diluted	18,785,750	18,785,750	16,250,000	18,785,750	18,785,750	16,250,000